Stockholders' Equity - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ (9,361)	$ 33,985
Other comprehensive income (loss) before reclassifications, net of tax	882	(11,679)
Amounts reclassified from accumulated other comprehensive loss, net of tax	92	0
Net current period other comprehensive income (loss)	974	(11,679)
Ending Balance	(41,070)	(9,361)
Defined Benefit Pension and Postretirement Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(9,153)	34
Other comprehensive income (loss) before reclassifications, net of tax	1,990	(9,187)
Amounts reclassified from accumulated other comprehensive loss, net of tax	92	0
Net current period other comprehensive income (loss)	2,082	(9,187)
Ending Balance	(7,071)	(9,153)
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(5,195)	(2,703)
Other comprehensive income (loss) before reclassifications, net of tax	(1,108)	(2,492)
Amounts reclassified from accumulated other comprehensive loss, net of tax	0	0
Net current period other comprehensive income (loss)	(1,108)	(2,492)
Ending Balance	(6,303)	(5,195)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(14,348)	(2,669)
Ending Balance	$ (13,374)	$ (14,348)